Other disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Other Disclosures [Abstract]
Schedule of certain financial assets and liabilities by maturity
The detail, by maturity, of the balances of certain items in the consolidated balance sheet at 31 December 2023, 2022 and 2021 is presented below:

	31 December 2023
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	220,342	—	—	—	—	—	220,342
Financial assets at fair value through other comprehensive income	—	13,544	9,234	19,372	14,162	25,235	81,547
Debt securities	—	13,078	8,433	18,432	12,764	20,858	73,565
Loans and advances	—	466	801	940	1,398	4,377	7,982
Customers	—	466	801	940	1,085	4,377	7,669
Financial assets at amortized cost	40,687	202,066	171,494	232,190	158,556	386,410	1,191,403
Debt securities	—	12,281	14,114	18,608	11,281	47,275	103,559
Loans and advances	40,687	189,785	157,380	213,582	147,275	339,135	1,087,844
Central banks	—	18,730	—	—	—	1,352	20,082
Credits institutions	6,783	26,671	6,313	7,151	1,521	9,478	57,917
Customers	33,904	144,384	151,067	206,431	145,754	328,305	1,009,845
	261,029	215,610	180,728	251,562	172,718	411,645	1,493,292
Liabilities
Financial liabilities at amortized cost	711,093	246,898	182,516	161,784	88,527	77,885	1,468,703
Deposits	697,339	210,538	118,035	61,332	22,161	15,903	1,125,308
Central banks	168	20,224	6,941	16,846	4,581	22	48,782
Credit institutions	6,572	25,990	21,390	13,434	5,963	7,897	81,246
Customer deposits	690,599	164,324	89,704	31,052	11,617	7,984	995,280
Marketable debt securitiesA	—	28,371	63,440	92,554	57,639	61,204	303,208
Other financial liabilities	13,754	7,989	1,041	7,898	8,727	778	40,187
	711,093	246,898	182,516	161,784	88,527	77,885	1,468,703
Difference (assets less liabilities)	(450,064)	(31,288)	(1,788)	89,778	84,191	333,760	24,589
A.Includes promissory notes, certificates of deposit and other short-term debt issues.
See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, notes and other securities) (see note 22).

	31 December 2022
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	223,073	—	—	—	—	—	223,073
Financial assets at fair value through other comprehensive income	—	19,215	5,425	15,377	17,693	25,588	83,298
Debt securities	—	19,011	4,528	13,884	16,631	21,029	75,083
Loans and advances	—	204	897	1,493	1,062	4,559	8,215
Customers	—	204	897	1,493	1,062	4,559	8,215
Financial assets at amortized cost	45,322	194,757	137,632	196,939	135,156	437,238	1,147,044
Debt securities	—	7,956	7,417	21,459	6,715	30,007	73,554
Loans and advances	45,322	186,801	130,215	175,480	128,441	407,231	1,073,490
Central banks	—	14,139	—	—	—	1,236	15,375
Credits institutions	7,565	22,578	2,756	3,580	139	9,900	46,518
Customers	37,757	150,084	127,459	171,900	128,302	396,095	1,011,597
	268,395	213,972	143,057	212,316	152,849	462,826	1,453,415
Liabilities
Financial liabilities at amortized cost	731,837	236,565	144,666	168,984	81,808	59,998	1,423,858
Deposits	718,366	193,092	96,667	82,663	19,343	1,756	1,111,887
Central banks	117	6,991	18,311	47,018	4,506	9	76,952
Credit institutions	7,172	30,557	15,901	9,670	3,925	1,357	68,582
Customer deposits	711,077	155,544	62,455	25,975	10,912	390	966,353
Marketable debt securitiesA	—	34,408	46,480	81,051	55,359	57,614	274,912
Other financial liabilities	13,471	9,065	1,519	5,270	7,106	628	37,059
	731,837	236,565	144,666	168,984	81,808	59,998	1,423,858
Difference (assets less liabilities)	(463,442)	(22,593)	(1,609)	43,332	71,041	402,828	29,557
A.Includes promissory notes, certificates of deposit and other short-term debt issues.

	31 December 2021
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	210,689	—	—	—	—	—	210,689
Financial assets at fair value through other comprehensive income	—	19,885	10,447	20,001	17,745	37,507	105,585
Debt securities	—	19,598	9,609	19,133	16,494	33,088	97,922
Loans and advances	—	287	838	868	1,251	4,419	7,663
Customers	—	287	838	868	1,251	4,419	7,663
Financial assets at amortized cost	35,520	161,837	121,272	154,345	130,456	434,468	1,037,898
Debt securities	—	4,212	4,171	2,205	15,388	9,732	35,708
Loans and advances	35,520	157,625	117,101	152,140	115,068	424,736	1,002,190
Central banks	—	14,544	—	—	—	1,113	15,657
Credit institutions	11,849	20,802	4,542	93	150	1,733	39,169
Customers	23,671	122,279	112,559	152,047	114,918	421,890	947,364
	246,209	181,722	131,719	174,346	148,201	471,975	1,354,172
Liabilities
Financial liabilities at amortized cost	718,435	169,013	99,223	194,879	98,210	69,409	1,349,169
Deposits	711,377	126,956	64,096	117,585	52,658	5,915	1,078,587
Central banks	92	5,861	2,130	91,651	40,013	10	139,757
Credit institutions	12,854	16,208	12,507	4,712	1,981	3,973	52,235
Customer deposits	698,431	104,887	49,459	21,222	10,664	1,932	886,595
Marketable debt securitiesA	—	31,550	29,798	71,333	45,198	62,830	240,709
Other financial liabilities	7,058	10,507	5,329	5,961	354	664	29,873
	718,435	169,013	99,223	194,879	98,210	69,409	1,349,169
Difference (assets less liabilities)	(472,226)	12,709	32,496	(20,533)	49,991	402,566	5,003
A.Includes promissory notes, certificates of deposit and other short-term debt issues.

Schedule of undiscounted contractual maturities of financial liabilities at amortized cost by maturity
The detail of the remaining contractual maturities of the existing financial liabilities at amortised cost at 31 December 2023, 2022 and 2021 is as follows:

	31 December 2023
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	698,595	204,001	109,311	51,191	20,761	15,585	1,099,444
Central banks	168	20,334	6,853	16,846	4,581	35	48,817
Credit institutions	6,884	25,642	21,334	13,079	5,924	7,685	80,548
Customer	691,543	158,025	81,124	21,266	10,256	7,865	970,079
Marketable debt securities	—	28,258	62,935	91,492	56,944	60,166	299,795
Other financial liabilities	13,666	8,078	1,041	7,898	8,727	777	40,187
	712,261	240,337	173,287	150,581	86,432	76,528	1,439,426

	31 December 2022
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	718,366	192,609	96,482	82,618	19,354	1,595	1,111,024
Central banks	117	7,003	18,210	46,933	4,506	9	76,778
Credit institutions	7,172	30,548	15,808	9,722	3,924	1,190	68,364
Customer	711,077	155,058	62,464	25,963	10,924	396	965,882
Marketable debt securities	—	34,312	46,396	81,059	55,357	57,576	274,700
Other financial liabilities	13,471	9,065	1,519	5,270	7,106	626	37,057
	731,837	235,986	144,397	168,947	81,817	59,797	1,422,781
.

	31 December 2021
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	705,129	120,654	62,896	116,343	52,031	5,884	1,062,937
Central banks	83	5,862	2,131	91,327	39,579	10	138,992
Credit institutions	12,683	16,184	11,867	4,504	1,945	3,950	51,133
Customer	692,363	98,608	48,898	20,512	10,507	1,924	872,812
Marketable debt securities	—	32,575	30,618	73,131	46,367	64,318	247,009
Other financial liabilities	7,059	10,507	5,329	5,961	354	663	29,873
	712,188	163,736	98,843	195,435	98,752	70,865	1,339,819

Schedule of remainder of financial assets, liabilities and memorandum item by maturity
Below is a breakdown of contractual maturities for the rest of financial assets and liabilities as of 31 December 2023, 2022 and 2021:

	31 December 2023
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	36,120	49,668	30,602	17,912	42,619	176,921
Derivatives	8,777	10,551	17,775	9,532	9,693	56,328
Equity instruments	—	—	—	—	15,057	15,057
Debt securities	7,598	18,315	10,274	8,137	17,800	62,124
Loans and advances	19,745	20,802	2,553	243	69	43,412
Central banks	1,146	16,571	—	—	—	17,717
Credits institutions	10,861	2,076	1,079	45	—	14,061
Customers	7,738	2,155	1,474	198	69	11,634
Financial assets designated at fair value through profit or loss	1,657	557	2,529	1,350	3,680	9,773
Debt securities	252	77	1,269	690	807	3,095
Loans and advances	1,405	480	1,260	660	2,873	6,678
Credit institutions	26	22	3	15	393	459
Customers	1,379	458	1,257	645	2,480	6,219
Non-trading financial assets mandatorily at fair value through profit or loss	591	153	71	80	5,015	5,910
Equity instruments	—	—	—	—	4,068	4,068
Debt securities	41	—	57	3	759	860
Loans and advances	550	153	14	77	188	982
Customers	550	153	14	77	188	982
Financial assets at fair value through other comprehensive income	—	—	—	—	1,761	1,761
Equity instruments	—	—	—	—	1,761	1,761
Hedging derivatives	1,188	412	1,535	937	1,225	5,297
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(237)	(225)	156	(402)	(80)	(788)
TOTAL FINANCIAL ASSETS	39,319	50,565	34,893	19,877	54,220	198,874

	31 December 2023
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	73,257	12,127	19,180	10,591	7,115	122,270
Derivatives	8,147	9,486	17,990	10,060	4,906	50,589
Shorts positions	21,381	1,288	765	531	2,209	26,174
Deposits	43,729	1,353	425	—	—	45,507
Central banks	7,808	—	—	—	—	7,808
Credits institutions	17,228	209	425	—	—	17,862
Customers	18,693	1,144	—	—	—	19,837
Financial liabilities designated at fair value through profit or loss	23,190	7,583	4,863	1,359	3,372	40,367
Deposits	22,688	6,459	3,223	338	2,288	34,996
Central banks	1,158	51	—	—	—	1,209
Credits institutions	1,161	57	84	61	372	1,735
Customers	20,369	6,351	3,139	277	1,916	32,052
Marketable debt securitiesA	502	1,124	1,640	1,021	1,084	5,371
Hedging derivatives	1,525	2,064	1,577	878	1,612	7,656
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(1)	(4)	36	(5)	29	55
TOTAL FINANCIAL LIABILITIES	97,971	21,770	25,656	12,823	12,128	170,348
A.Includes promissory notes, certificates of deposit and other short-term debt issues (see note 22).

	31 December 2023
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	125,083	31,658	55,344	47,204	20,300	279,589
Financial guarantees granted	7,870	4,734	1,654	686	491	15,435
Other commitments granted	81,146	17,448	9,699	3,386	1,594	113,273
MEMORANDUM ITEMS	214,099	53,840	66,697	51,276	22,385	408,297
In the Group’s experience, no outflows of cash or other financial assets take place prior to the contractual maturity date that might affect the information broken down above.

	31 December 2022
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	44,770	27,562	29,753	20,177	33,856	156,118
Derivatives	7,631	9,983	23,156	15,533	10,699	67,002
Equity instruments	—	—	—	—	10,066	10,066
Debt securities	5,160	13,357	5,667	4,193	13,026	41,403
Loans and advances	31,979	4,222	930	451	65	37,647
Central banks	11,595	—	—	—	—	11,595
Credits institutions	13,650	2,852	—	—	—	16,502
Customers	6,734	1,370	930	451	65	9,550
Financial assets designated at fair value through profit or loss	236	756	2,732	1,691	3,574	8,989
Debt securities	68	77	1,026	599	772	2,542
Loans and advances	168	679	1,706	1,092	2,802	6,447
Central banks	—	—	—	—	—	—
Credit institutions	6	181	23	4	459	673
Customers	162	498	1,683	1,088	2,343	5,774
Non-trading financial assets mandatorily at fair value through profit or loss	164	214	265	70	5,000	5,713
Equity instruments	—	—	—	—	3,711	3,711
Debt instruments	6	52	52	—	1,024	1,134
Loans and advances	158	162	213	70	265	868
Central banks	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—
Customers	158	162	213	70	265	868
Financial assets at fair value through other comprehensive income	—	—	—	—	1,941	1,941
Equity instruments	—	—	—	—	1,941	1,941
Hedging derivatives	2,200	1,076	1,356	1,451	1,986	8,069
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(734)	(498)	(1,178)	(1,036)	(303)	(3,749)
TOTAL FINANCIAL ASSETS	46,636	29,110	32,928	22,353	46,054	177,081

	31 December 2022
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	51,621	12,012	23,669	18,273	9,610	115,185
Derivatives	7,749	9,671	22,479	16,955	8,037	64,891
Shorts positions	17,952	888	1,031	1,071	1,573	22,515
Deposits	25,920	1,453	159	247	—	27,779
Central banks	5,757	—	—	—	—	5,757
Credits institutions	7,963	1,435	151	247	—	9,796
Customers	12,200	18	8	—	—	12,226
Marketable debt securities	—	—	—	—	—	—
Other financial liabilities	—	—	—	—	—	—
Financial liabilities designated at fair value through profit or loss	25,180	3,984	4,389	1,796	4,918	40,268
Deposits	25,017	3,183	3,278	699	2,663	34,841
Central banks	1,702	38	—	—	—	1,740
Credits institutions	1,284	129	54	87	404	1,958
Customers	22,031	3,016	3,224	612	2,259	31,143
Marketable debt securitiesA	163	801	1,111	1,097	2,255	5,427
Hedging derivatives	947	1,469	3,650	1,159	2,003	9,228
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	11	(52)	(140)	20	44	(117)
TOTAL FINANCIAL LIABILITIES	77,759	17,413	31,568	21,248	16,575	164,564
A.Includes promissory notes, certificates of deposit and other short-term debt issues (see note 22).

	31 December 2022
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	120,962	32,538	50,875	54,033	15,667	274,075
Financial guarantees granted	7,023	3,586	1,427	441	379	12,856
Other commitments granted	66,716	16,152	7,119	1,517	1,168	92,672
MEMORANDUM ITEMS	194,701	52,276	59,421	55,991	17,214	379,603

	31 December 2021
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	21,887	20,627	20,047	15,105	39,287	116,953
Derivatives	4,943	7,426	12,285	11,980	17,658	54,292
Equity instruments	—	—	—	—	15,077	15,077
Debt securities	2,978	8,585	5,766	2,869	6,552	26,750
Loans and advances	13,966	4,616	1,996	256	—	20,834
Central banks	3,608	—	—	—	—	3,608
Credits institutions	5,607	3,982	808	—	—	10,397
Customers	4,751	634	1,188	256	—	6,829
Financial assets designated at fair value through profit or loss	2,451	2,928	3,686	2,334	4,558	15,957
Debt securities	64	142	699	700	911	2,516
Loans and advances	2,387	2,786	2,987	1,634	3,647	13,441
Credit institutions	1,138	1,476	205	10	323	3,152
Customers	1,249	1,310	2,782	1,624	3,324	10,289
Non-trading financial assets mandatorily at fair value through profit or loss	116	49	127	67	5,177	5,536
Equity instruments	—				4,042	4,042
Debt instruments	4	40	4	6	903	957
Loans and advances	112	9	123	61	232	537
Customers	112	9	123	61	232	537
Financial assets at fair value through other comprehensive income	—	—	—	—	2,453	2,453
Equity instruments	—	—	—	—	2,453	2,453
Hedging derivatives	368	857	748	1,270	1,518	4,761
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	429	(11)	(304)	19	277	410
TOTAL FINANCIAL ASSETS	25,251	24,450	24,304	18,795	53,270	146,070

	31 December 2021
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	26,142	9,234	15,709	12,750	15,634	79,469
Derivatives	4,485	7,583	14,868	11,912	14,718	53,566
Shorts positions	8,559	1,290	728	743	916	12,236
Deposits	13,098	361	113	95	—	13,667
Central banks	1,038	—	—	—	—	1,038
Credits institutions	5,919	361	113	95	—	6,488
Customers	6,141	—	—	—	—	6,141
Financial liabilities designated at fair value through profit or loss	4,809	1,187	2,621	1,085	5,241	14,943
Deposits	4,683	748	753	624	2,681	9,489
Central banks	569	38	—	—	—	607
Credits institutions	237	487	30	178	132	1,064
Customers	3,877	223	723	446	2,549	7,818
Marketable debt securitiesA	126	439	1,868	461	2,560	5,454
Hedging derivatives	613	930	1,667	824	1,429	5,463
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	45	16	58	49	80	248
TOTAL FINANCIAL LIABILITIES	31,609	11,367	20,055	14,708	22,384	100,123
A.Includes promissory notes, certificates of deposit and other short-term debt issues (see note 22).

	31 December 2021
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	123,529	27,587	51,999	49,781	9,841	262,737
Financial guarantees granted	3,617	4,251	1,749	687	454	10,758
Other commitments granted	52,359	12,008	7,297	1,539	2,530	75,733
MEMORANDUM ITEMS	179,505	43,846	61,045	52,007	12,825	349,228

Schedule of equivalent euro value of assets and liabilities
The detail of the main foreign currency balances in the consolidated balance sheet, based on the nature of the related items, is as follows:

Equivalent value in EUR million
	2023		2022		2021
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Cash, cash balances at central banks and other deposits on demand	114,410	—	122,391	—	105,457	—
Financial assets/liabilities held for trading	106,011	60,581	94,256	60,105	65,345	49,314
Non-trading financial assets mandatorily at fair value through profit or loss	3,291	—	3,210	—	2,460	—
Other financial assets/liabilities at fair value through profit or loss	1,721	12,699	1,085	19,929	1,230	8,785
Financial assets at fair value through other comprehensive income	60,516	—	62,046	—	78,086	—
Financial assets at amortized cost	773,504	—	747,138	—	680,774	—
Investments	1,689	—	1,296	—	1,666	—
Tangible assets	20,797	—	21,834	—	22,350	—
Intangible assets	12,772	—	11,881	—	10,066	—
Financial liabilities at amortized cost	—	937,917	—	893,531	—	796,395
Liabilities under insurance contracts	—	330	—	349	—	328
Other	26,236	25,740	23,886	24,372	22,631	20,420
	1,120,947	1,037,267	1,089,023	998,286	990,065	875,242

Schedule of financial assets measured at other than fair value
Following is a comparison of the carrying amounts of the Group’s financial instruments measured at other than fair value and their respective fair values at year-end:
i) Financial assets measured at other than fair value

EUR million
	2023					2022					2021
Assets	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Loans and advances	1,087,844	1,077,543	—	103,414	974,129	1,073,490	1,053,703	—	64,968	988,735	1,002,190	1,006,711	—	69,840	936,871
Debt securities	103,559	102,888	67,951	11,057	23,880	73,554	70,373	37,805	19,254	13,314	35,708	35,378	13,558	12,158	9,662
	1,191,403	1,180,431	67,951	114,471	998,009	1,147,044	1,124,076	37,805	84,222	1,002,049	1,037,898	1,042,089	13,558	81,998	946,533

Schedule of financial liabilities measured at other than fair value
ii) Financial liabilities measured at other than fair value

EUR million
	2023					2022					2021
LiabilitiesA	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Deposits	1,125,308	1,124,373	—	263,428	860,945	1,111,887	1,108,918	—	258,701	850,217	1,078,587	1,076,876	—	286,613	790,263
Debt securities	303,208	298,792	136,109	125,575	37,108	274,912	263,191	106,169	124,939	32,083	240,709	246,697	109,346	115,034	22,317
	1,428,516	1,423,165	136,109	389,003	898,053	1,386,799	1,372,109	106,169	383,640	882,300	1,319,296	1,323,573	109,346	401,647	812,580
A.At 31 December 2023, Grupo Santander had other financial liabilities that amounted to EUR 40,187 million, EUR 37,059 million in 2022 and EUR 29,873 million in 2021.

Schedule of offsetting of financial instruments
Following is the detail of financial assets and liabilities that were offset in the consolidated balance sheets as of 31 December 2023, 2022 and 2021:

	31 December 2023
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	149,508	(87,883)	61,625
Reverse repurchase agreements	179,580	(79,500)	100,080
Total	329,088	(167,383)	161,705

	31 December 2022
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	176,814	(101,743)	75,071
Reverse repurchase agreements	127,561	(48,949)	78,612
Total	304,375	(150,692)	153,683

	31 December 2021
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	101,486	(42,432)	59,054
Reverse repurchase agreements	72,023	(13,917)	58,106
Total	173,509	(56,349)	117,160

	31 December 2023
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	146,128	(87,883)	58,245
Reverse repurchase agreements	212,840	(79,500)	133,340
Total	358,968	(167,383)	191,585

	31 December 2022
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	175,862	(101,743)	74,119
Reverse repurchase agreements	148,715	(48,949)	99,766
Total	324,577	(150,692)	173,885

	31 December 2021
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	101,462	(42,432)	59,029
Reverse repurchase agreements	73,424	(13,916)	59,508
Total	174,886	(56,348)	118,537